FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS [Abstract]
Total current assets	$ 20,407,651	$ 9,648,912
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,949	39,968
Total assets	20,422,600	9,688,880
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,924,898	4,440,851
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	20,154,216	4,680,011
Total liabilities	24,079,114	9,120,862
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,092,037	2,145,738
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	442,836	1,962,609
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	309,351	282,973
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	80,674	49,531
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	20,154,216	4,680,011
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Other Financial Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,924,898	4,440,851
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	20,154,216	4,680,011
Total liabilities	24,079,114	9,120,862
Other Financial Liabilities [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	3,092,037	2,145,738
Other Financial Liabilities [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	442,836	1,962,609
Other Financial Liabilities [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	309,351	282,973
Other Financial Liabilities [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	80,674	49,531
Other Financial Liabilities [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	20,154,216	4,680,011
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	3,114,499	3,002,432
NON-CURRENT ASSETS [Abstract]
Total non-current assets		4,511
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	424,339	270,464
NON-CURRENT ASSETS [Abstract]
Total non-current assets	6,189	14,088
Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets	218,272
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	5,714	2,134,111
NON-CURRENT ASSETS [Abstract]
Total non-current assets	8,760
Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		325,158
NON-CURRENT ASSETS [Abstract]
Total non-current assets		21,369
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	16,644,827	3,916,747
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,379,439	2,285,854
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	2,379,439	2,285,854
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets	218,272
Financial Assets at Fair Value [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0
Financial Assets at Fair Value [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		325,158
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	2,161,167	1,960,696
Financial Assets Held to Maturity [Member]
CURRENT ASSETS [Abstract]
Total current assets	18,028,212	2,123,611
NON-CURRENT ASSETS [Abstract]
Total non-current assets	14,949	0
Total assets	18,043,161	2,123,611
Financial Assets Held to Maturity [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	3,114,499	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Financial Assets Held to Maturity [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	424,339	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	6,189	0
Financial Assets Held to Maturity [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets	0
Financial Assets Held to Maturity [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	5,714	2,123,611
NON-CURRENT ASSETS [Abstract]
Total non-current assets	8,760
Financial Assets Held to Maturity [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0
Financial Assets Held to Maturity [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 14,483,660	0
Loans and Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		5,239,447
NON-CURRENT ASSETS [Abstract]
Total non-current assets		39,968
Total assets		5,279,415
Loans and Other Receivables [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		3,002,432
NON-CURRENT ASSETS [Abstract]
Total non-current assets		4,511
Loans and Other Receivables [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		270,464
NON-CURRENT ASSETS [Abstract]
Total non-current assets		14,088
Loans and Other Receivables [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		10,500
Loans and Other Receivables [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		0
NON-CURRENT ASSETS [Abstract]
Total non-current assets		21,369
Loans and Other Receivables [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 1,956,051